Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands							6 Months Ended
		Jun. 17, 2026	May 17, 2026	May 12, 2026	Mar. 26, 2026	Mar. 16, 2026	Jun. 30, 2026
Shareholders’ Equity [Line Items]
Aggregate net proceeds							$ 2,837
RSU fair value							$ 114
Purchase price of per pre-funded warrant		$ 2.9999
Exercise price of such warrants reduced per share		3
Expiration date							Jun. 18, 2031
Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Gross proceeds of ordinary shares					$ 4,000
Purchase of warrants							133,334
Exercise price of warrants (in Dollars per share)							$ 3
Series C Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants							133,333
Exercise price of warrants (in Dollars per share)							$ 3
Net proceeds from rights offering					$ 3,517
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants	[1]						1,833,334
Exercise price of warrants (in Dollars per share)	[1]						$ 0.0001
Series D Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants							1,833,334
Exercise price of warrants (in Dollars per share)							$ 3
Series E Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants							1,833,334
Exercise price of warrants (in Dollars per share)							$ 3
Series D Warrants and Series E Warrant [Member]
Shareholders’ Equity [Line Items]
Exercise price of warrants (in Dollars per share)		$ 3
Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Granted restricted share units						2,188
Officer [Member]
Shareholders’ Equity [Line Items]
Granted restricted share units			13,333			3,333
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
RSU fair value							$ 92
Granted restricted share units						5,521
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Gross proceeds of ordinary shares							$ 3,054
Sale of ordinary shares					266,667
Price per share					$ 15
A.G.P./Alliance Global Partners [Member]
Shareholders’ Equity [Line Items]
Gross sales price percentage				3.00%
Sale of stock amount (in Dollars)				$ 4,340
2026 ATM [Member]
Shareholders’ Equity [Line Items]
Sale of ordinary shares							716,537
June 2026 Private Placement [Member]
Shareholders’ Equity [Line Items]
Gross proceeds of ordinary shares		$ 5,500
Net proceeds from rights offering		$ 4,955
June 2026 Private Placement [Member] | Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants		133,334
June 2026 Private Placement [Member] | Series C Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants		133,333
Exercise price of warrants (in Dollars per share)		$ 16.5
March 2026 Financing [Member] | Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants					266,667
March 2026 Financing [Member] | Series C Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants					266,667
Exercise price of warrants (in Dollars per share)					$ 16.5
Securities Purchase Agreement [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants		1,833,334
Exercise price of warrants (in Dollars per share)		$ 0.0001
Securities Purchase Agreement [Member] | Series D Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants		1,833,334
Securities Purchase Agreement [Member] | Series E Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants		1,833,334

[1]	See Note 11- Subsequent events for further information regarding pre-funded warrants exercise after period end.